Leases - Components of lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Operating lease cost	$ 294	$ 288	$ 313
Finance lease cost	30	37	37
Short-term lease cost	26	38	40
Sub-lease income	(20)	(19)	(25)
Total lease expense	330	344	365
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating lease cost	221	217	240
Finance lease cost	15	15	17
Short-term lease cost	16	20	26
Sub-lease income	(20)	(18)	(24)
Total lease expense	232	234	259
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating lease cost	73	71	73
Finance lease cost	15	22	20
Short-term lease cost	10	18	14
Sub-lease income	0	(1)	(1)
Total lease expense	$ 98	$ 110	$ 106